1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Inventory, Current
	March 31, 2018	March 31, 2017

Finished Goods - Catheters	$ 199,361	$ 101,181
Finished Goods - Consoles	4,712	-

Total Inventory	$ 204,073	$ 101,181